Other income (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other income
Other income	SFr 9,948	SFr 36,375	SFr 17,639	SFr 107,430
Neurosterix Group
Other income
Other income	SFr 9,948	SFr 34,505	SFr 17,639	SFr 105,560